Share capital and reserves (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve
Share capital and capital reserve

	As at December 31, 2022	As at December 31, 2021
	€m	€m
Authorized:
Unlimited number of Ordinary Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Unlimited number of Founder Preferred Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Issued and fully paid:
172,550,253 (December 31, 2021: 173,559,173) Ordinary Shares with nil nominal value	1,613.2	1,639.6
1,500,000 (December 31, 2021: 1,500,000) Founder Preferred Shares with nil nominal value	10.6	10.6
Total share capital and capital reserve	1,623.8	1,650.2
Listing and share transaction costs	(27.1)	(27.1)
Total net share capital and capital reserve	1,596.7	1,623.1

Ordinary Shares

Issued and Repurchased Ordinary shares (in millions)
Balance at December 31, 2020	172.2
Shares issued in the year	5.0
Shares repurchased in the year	(3.6)
Balance at December 31, 2021	173.6
Shares issued in the year	0.2
Shares repurchased in the year	(1.2)
Balance at December 31, 2022	172.6

Summary of Listing and Share Transaction Costs

€m
At December 31, 2020	27.0
Share transaction costs	0.1
At December 31, 2021	27.1
Share transaction costs	—
At December 31, 2022	27.1